CONSOLIDATED BALANCE SHEETS (Parentheticals) - $ / shares	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024	Mar. 23, 2023
Common stock, par value (in Dollars per share)	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized (in Shares)	500,000,000	500,000,000	500,000,000
Common stock, shares issued (in Shares)	17,795,540	15,093,055	9,762,258
Common stock, shares outstanding (in Shares)	17,795,540	15,093,055	9,762,258
Series D Preferred Stock
Preferred stock, par value (in Dollars per share)	$ 0.01	$ 0.01	$ 0.01
Preferred stock, shares issued (in Shares)	0	0	25,000
Preferred stock, shares outstanding (in Shares)	0	0	25,000
Series F Preferred Stock
Preferred stock, par value (in Dollars per share)	$ 0.01	$ 0.01	$ 0.01	$ 0.01
Preferred stock, shares issued (in Shares)	0	0	0
Preferred stock, shares outstanding (in Shares)	0	0	0
Series X Preferred Stock
Preferred stock, par value (in Dollars per share)	$ 0.01	$ 0.01	$ 0.01
Preferred stock, shares issued (in Shares)	42,103	42,103	19,703
Preferred stock, shares outstanding (in Shares)	42,103	42,103	19,703